SUBORDINATED DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2013
SUBORDINATED DEBENTURES [Abstract]
Schedule of information regarding subordinated debentures
Summary information regarding subordinated debentures as of December 31 follows:

		2013
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$40,723	$39,500	$1,223

		2012
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance II	March 2003	$9,452	$9,168	$284
IBC Capital Finance III	May 2007	12,372	12,000	372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$50,175	$48,668	$1,507

Schedule of subordinated debentures and trust preferred securities
Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2013 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance III	July 30, 2037	3 month LIBOR plus 1.60%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month LIBOR plus 2.85%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month LIBOR plus 3.45%	November 7, 2007